Income taxes - Effective Tax Rate Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Abstract]
Profit (loss) before tax	$ 125,240	$ 30,540	$ 32,958
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	25.38%	25.30%	25.32%
Income tax at expected statutory rate	$ 31,786	$ 7,726	$ 8,345
Non-deductible (taxable) items	(253)	431	276
Non-deductible stock option expense	376	1,436	0
Effect of foreign tax rates	(2,910)	(307)	1,465
Non-deductible (taxable) foreign-exchange loss (gain)	(52)	(148)	115
Change in manner of recovery	0	0	(3,545)
Other items	238	(238)	(183)
Income tax expense	$ 29,185	$ 8,900	$ 6,473